5. Bank Premises and Equipment (Details 1)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 238,687
2020	219,044
2021	131,517
2022	100,582
2023	103,097
Subsequent to 2023	198,275
Operating lease due	$ 991,202